Other Long-Term Investments - Discounted Cash Flow Approach to Value Prepayment and Treasury Bill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 20, 2009
Other Long Term Investments [Line Items]
Fair Value	$ 254,253	$ 75,376
Treasury Bill [Member]
Other Long Term Investments [Line Items]
T-Bill Face Value			115,000
Fair Value	109,294
Treasury Bill [Member] | Discounted Cash Flow Approach [Member]
Other Long Term Investments [Line Items]
T-Bill Face Value	115,000
Fair Value	109,294
Discount Rate	6.60%
Term	9 months 18 days
Tax Prepayments [Member] | Discounted Cash Flow Approach [Member]
Other Long Term Investments [Line Items]
Tax Prepayments Remaining	150,000	70,000
Fair Value	$ 144,959	$ 75,376
Discount Rate	6.60%	6.60%
Term	1 year 4 months 24 days	9 months 18 days